INVENTORY	9 Months Ended
Sep. 30, 2025
Schedule Of Inventories
INVENTORY

5. INVENTORY

As at	September 30, 2025	December 31, 2024
Finished goods	$1,591,500	$954,453
Parts	1,339,094	577,810
	$2,930,594	$1,532,263

During the three and nine months ended September 30, 2025, $1,363,053 (2024 - $1,152,068) and $3,844,309 (2024 – $3,296,218) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $43,337 (2024-$176,422) and $15,091 (2024-$459,591) respectively.

Cost of sales consist of the following:

	For the three months ended		For the nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Inventory	$1,363,053	$1,152,068	$3,844,309	$3,296,218
Consulting and services	259,676	279,598	464,612	418,035
Other	112,317	12,876	274,416	51,176
	$1,735,046	$1,444,542	$4,583,337	$3,765,429